Related Party Transactions	12 Months Ended
Dec. 25, 2021
Related Party Transactions [Abstract]
Related Party Transactions

5.  Related Party Transactions:

The Company has recorded aggregate management fee charges and expenses from CCMP and Oak Hill Funds of $270, $577, and $562 for the years ended December 25, 2021, December 26, 2020, and December 28, 2019, respectively. Subsequent to the Merger, the Company is no longer being charged management fees, Note 3 — Merger Agreement for additional details. Two members of our Board of Directors, Rich Zannino and Joe Scharfenberger, are partners at CCMP. Another director, Teresa Gendron, is the CFO of Jefferies.

The Company recorded proceeds from the sale of stock to members of management and the Board of Directors for $750 during year ended December 28, 2019. There were no such sales in fiscal 2021 nor fiscal 2020.

Gregory Mann and Gabrielle Mann are employed by Hillman. Hillman leases an industrial warehouse and office facility from companies under the control of the Manns. Rental expense for the lease of this facility was $351 for the year ended December 25, 2021 and December 26, 2020, and $350 for the year ended December 28, 2019.

At the Closing, Hillman, the Sponsors, CCMP Investors and the Oak Hill Investors entered into the A&R Registration Rights Agreement, pursuant to which, among other things, the parties to the A&R Registration Rights Agreement agreed not to effect any sale or distribution of any equity securities of Hillman held by any of them until the date that is six months from the Closing Date and were granted certain registration rights with respect to their respective shares of Hillman common stock, in each case, on the terms and subject to the conditions therein.